Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	8 Months Ended	12 Months Ended	18 Months Ended	20 Months Ended	30 Months Ended	32 Months Ended	42 Months Ended	44 Months Ended	54 Months Ended	66 Months Ended	78 Months Ended
	Apr. 27, 2022	Jun. 28, 2019	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000206710 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Kennedy Capital ESG SMID Cap Fund (Institutional Class/KESGX)
Accumulated Value		$ 10,000	$ 10,883			$ 13,166		$ 16,520		$ 13,576		$ 15,825	$ 17,304	$ 18,953
C000235563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Kennedy Capital Small Cap Growth Fund (Institutional Class/KGROX)
Accumulated Value	$ 50,000			$ 47,553			$ 55,412		$ 64,099		$ 69,584
C000235565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Kennedy Capital Small Cap Value Fund (Institutional Class/KVALX)
Accumulated Value	10,000			9,966			11,615		13,188		14,035
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Accumulated Value	50,000	10,000	11,037	46,279		13,342	58,291	16,766	72,169	13,545	84,543	17,061	21,123	24,745
Russell 3000 C000235565 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000			9,256			11,658		14,434		16,909
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500 Index
Accumulated Value		$ 10,000	$ 10,714			$ 12,857		$ 15,194		$ 12,403		$ 14,564	$ 16,311	$ 18,253
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Growth Index
Accumulated Value	50,000			47,474			56,332		64,868		73,309
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Value Index
Accumulated Value	$ 10,000			$ 9,409			$ 10,787		$ 11,656		$ 13,124